--------------------------------------------------------------------------------
To Our Variable Life Policyholders:
--------------------------------------------------------------------------------

                                                                 August 22, 1997

We are pleased to send you the attached semi-annual report, detailing separate account information pertaining to our variable life insurance policies. In addition, the semi-annual report for the Market Street Fund, Inc. is attached.

As the owner of a variable life insurance policy, you allocate your premiums to various investments of your choosing. If applicable, you'll be receiving under separate cover, additional semi-annual reports pertaining to the Funds you've selected within your variable life insurance policy offered through Providentmutual Life and Annuity Company of America.

Your variable life insurance policy is unique in that it combines the protection and tax advantages of traditional life insurance with the growth potential of equity investments. Our parent company, Provident Mutual Life Insurance Company, is a leader in the variable products marketplace offering a wide variety of life insurance policies and annuity contracts designed to help you meet your financial planning goals, including retirement planning, college funding, and estate planning.

By selecting Providentmutual Life and Annuity Company of America, you have chosen a product backed by a company with a reputation for strength, stability, and sound management. The roots of our parent company, Provident Mutual Life Insurance Company, can be traced back to 1717, giving us the distinction of serving America's life insurance needs longer than any other company.

We appreciate your business. If you have questions about your policy, or would like more information about our products and services, please contact your local agent or our Service Center at 1-800-688-5177.

Sincerely,

/s/ Robert W. Kloss

Robert W. Kloss
President

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                    MONEY                                AGGRESSIVE
                                       GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street
  Fund, Inc., at market value:
  Growth Portfolio.................   $925,111
  Money Market Portfolio...........               $1,280,779
  Bond Portfolio...................                             $245,198
  Managed Portfolio................                                          $157,204
  Aggressive Growth Portfolio......                                                       $698,476
  International Portfolio..........                                                                      $825,261
Dividends receivable...............                   5,953
Receivable from Providentmutual
  Life and Annuity Company of
  America..........................                  91,818
                                      --------    ----------    --------     --------     --------       --------
NET ASSETS.........................   $925,111    $1,378,550    $245,198     $157,204     $698,476       $825,261
                                      ========    ==========    ========     ========     ========       ========
Held for the benefit of
  policyholders....................   $882,009    $1,352,585    $214,092     $119,128     $660,629       $787,811
Attributable to Providentmutual
  Life and Annuity Company of
  America..........................     43,102       25,965       31,106       38,076       37,847         37,450
                                      --------    ----------    --------     --------     --------       --------
                                      $925,111    $1,378,550    $245,198     $157,204     $698,476       $825,261
                                      ========    ==========    ========     ========     ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                      FIDELITY                  FIDELITY                  FIDELITY
                                      EQUITY-      FIDELITY       HIGH       FIDELITY      ASSET       FIDELITY
                                       INCOME       GROWTH       INCOME      OVERSEAS     MANAGER     INDEX 500
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable
  Insurance Products Fund, at
  market value:
  Equity-Income Portfolio..........  $3,384,876
  Growth Portfolio.................               $3,765,449
  High Income Portfolio............                             $740,846
  Overseas Portfolio...............                                         $1,131,964
Investment in the Variable
  Insurance Products Fund II, at
  market value:
  Asset Manager Portfolio..........                                                      $1,004,125
  Index 500 Portfolio..............                                                                   $2,861,605
                                     ----------   ----------    --------    ----------   ----------   ----------
NET ASSETS.........................  $3,384,876   $3,765,449    $740,846    $1,131,964   $1,004,125   $2,861,605
                                     ==========   ==========    ========    ==========   ==========   ==========
Held for the benefit of
  policyholders....................  $3,342,278   $3,721,222    $704,310    $1,094,343   $ 966,711    $2,813,310
Attributable to Providentmutual
  Life and Annuity Company of
  America..........................     42,598       44,227       36,536       37,621       37,414       48,295
                                     ----------   ----------    --------    ----------   ----------   ----------
                                     $3,384,876   $3,765,449    $740,846    $1,131,964   $1,004,125   $2,861,605
                                     ==========   ==========    ========    ==========   ==========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                             FIDELITY                 NEUBERGER    NEUBERGER       NEUBERGER
                                            INVESTMENT    FIDELITY     & BERMAN     & BERMAN    & BERMAN LIMITED
                                            GRADE BOND   CONTRAFUND    BALANCED      GROWTH      MATURITY BOND
                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance
  Products Fund II, at market value:
  Investment Grade Bond Portfolio.........   $246,898
  Contrafund Portfolio....................               $1,051,398
Investment in the Neuberger & Berman
  Advisers Management Trust, at market
  value:
  Balanced Portfolio......................                             $279,379
  Growth Portfolio........................                                          $773,983
  Limited Maturity Bond Portfolio.........                                                          $292,984
                                             --------    ----------    --------     --------        --------
NET ASSETS................................   $246,898    $1,051,398    $279,379     $773,983        $292,984
                                             ========    ==========    ========     ========        ========
Held for the benefit of policyholders.....   $216,348    $1,020,048    $242,979     $732,546        $263,477
Attributable to Providentmutual Life and
  Annuity Company of America..............     30,550       31,350       36,400       41,437          29,507
                                             --------    ----------    --------     --------        --------
                                             $246,898    $1,051,398    $279,379     $773,983        $292,984
                                             ========    ==========    ========     ========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                AMERICAN                   VAN ECK      VAN ECK
                                               CENTURY VP     VAN ECK     WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                                CAPITAL      WORLDWIDE       HARD       EMERGING        SMALL
                                              APPRECIATION      BOND        ASSETS      MARKETS     CAPITALIZATION
                                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in American Century Variable
  Portfolios, Inc., at market value:
  American Century VP Capital Appreciation
    Portfolio...............................    $510,840
Investment in the Van Eck Worldwide
  Insurance Trust, at market value:
  Van Eck Worldwide Bond Portfolio..........                  $211,397
  Van Eck Worldwide Hard Assets Portfolio...                               $241,192
  Van Eck Worldwide Emerging Markets
    Portfolio...............................                                            $358,421
Investment in the Alger American Fund, at
  market value:
  Alger American Small Capitalization
    Portfolio...............................                                                           $838,868
                                                --------      --------     --------     --------       --------
NET ASSETS..................................    $510,840      $211,397     $241,192     $358,421       $838,868
                                                ========      ========     ========     ========       ========
Held for the benefit of policyholders.......    $479,933      $181,865     $205,285     $323,351       $815,614
Attributable to Providentmutual Life and
  Annuity Company of America................      30,907        29,532       35,907       35,070         23,254
                                                --------      --------     --------     --------       --------
                                                $510,840      $211,397     $241,192     $358,421       $838,868
                                                ========      ========     ========     ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                    MONEY                                AGGRESSIVE
                                       GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................   $  6,845     $ 23,148      $4,675      $  1,530     $  4,527       $ 3,778
                                       -------      -------      ------       -------      -------       -------
EXPENSES
Mortality and expense risks........      2,154        3,234         474           245        1,663         1,919
                                       -------      -------      ------       -------      -------       -------
Net investment income..............      4,691       19,914       4,201         1,285        2,864         1,859
                                       -------      -------      ------       -------      -------       -------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Realized gain distributions
  reinvested.......................     64,240                                    637          898        29,576
Net realized gain from redemption
  of investment shares.............      2,486                      502         1,140        4,358         2,455
                                       -------      -------      ------       -------      -------       -------
Net realized gain on investments...     66,726                      502         1,777        5,256        32,031
                                       -------      -------      ------       -------      -------       -------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period..............     53,902                    2,198         6,860       42,267        24,229
  End of period....................     73,433                    2,063        15,757       98,694        82,026
                                       -------      -------      ------       -------      -------       -------
Net unrealized appreciation
  (depreciation) of investments
  during the period................     19,531                     (135)        8,897       56,427        57,797
                                       -------      -------      ------       -------      -------       -------
Net realized and unrealized gains
  on investments...................     86,257                      367        10,674       61,683        89,828
                                       -------      -------      ------       -------      -------       -------
Net increase in net assets
  resulting from operations........   $ 90,948     $ 19,914      $4,568      $ 11,959     $ 64,547       $91,687
                                       =======      =======      ======       =======      =======       =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                      FIDELITY                  FIDELITY                  FIDELITY
                                      EQUITY-      FIDELITY       HIGH       FIDELITY      ASSET       FIDELITY
                                       INCOME       GROWTH       INCOME      OVERSEAS     MANAGER     INDEX 500
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................   $ 37,203     $ 16,922     $ 29,332     $ 10,489     $ 27,124     $ 18,761
                                      --------    -----------  -----------    -------    ----------   ----------
EXPENSES
Mortality and expense risks........      8,159        9,092        1,518        2,328        2,585        6,497
                                      --------    -----------  -----------    -------    ----------   ----------
Net investment income..............     29,044        7,830       27,814        8,161       24,539       12,264
                                      --------    -----------  -----------    -------    ----------   ----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Realized gain distributions
  reinvested.......................    187,050       75,747        3,625       41,640       68,039       38,068
Net realized gain from redemption
  of investment shares.............     26,949        7,172        6,297        3,850        2,005       11,012
                                      --------    -----------  -----------    -------    ----------   ----------
Net realized gain on investments...    213,999       82,919        9,922       45,490       70,044       49,080
                                      --------    -----------  -----------    -------    ----------   ----------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period..............    140,032      120,385       17,486       44,125       42,785      130,599
  End of period....................    306,637      426,644       20,082      117,041       33,448      465,429
                                      --------    -----------  -----------    -------    ----------   ----------
Net unrealized appreciation
  (depreciation) of investments
  during the period................    166,605      306,259        2,596       72,916       (9,337)     334,830
                                      --------    -----------  -----------    -------    ----------   ----------
Net realized and unrealized gain on
  investments......................    380,604      389,178       12,518      118,406       60,707      383,910
                                      --------    -----------  -----------    -------    ----------   ----------
Net increase in net assets
  resulting from operations........   $409,648     $397,008     $ 40,332     $126,567     $ 85,246     $396,174
                                      ========    ===========  ===========    =======    ==========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                               FIDELITY                  NEUBERGER     NEUBERGER       NEUBERGER
                                              INVESTMENT    FIDELITY     & BERMAN      & BERMAN     & BERMAN LIMITED
                                              GRADE BOND   CONTRAFUND    BALANCED       GROWTH       MATURITY BOND
                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
 ------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................   $ 10,062     $  2,887      $ 3,239                        $3,868
                                               --------      -------      -------        -------       --------
EXPENSES
Mortality and expense risks.................        527        1,678          579      $   1,942            279
                                               --------      -------      -------        -------       --------
Net investment income (loss)................      9,535        1,209        2,660         (1,942)         3,589
                                               --------      -------      -------        -------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested......                   7,630        8,314         50,230
Net realized gain (loss) from redemption of
  investment shares.........................        779        4,939          371          1,707           (128)
                                               --------      -------      -------        -------       --------
Net realized gain (loss) on investments.....        779       12,569        8,685         51,937           (128)
                                               --------      -------      -------        -------       --------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of period.......................      5,863       15,525        1,403         11,488            208
  End of period.............................        983       81,335       12,496         62,450            921
                                               --------      -------      -------        -------       --------
Net unrealized appreciation (depreciation)
  of investments during the period..........     (4,880)      65,810       11,093         50,962            713
                                               --------      -------      -------        -------       --------
Net realized and unrealized gain (loss) on
  investments...............................     (4,101)      78,379       19,778        102,899            585
                                               --------      -------      -------        -------       --------
Net increase in net assets resulting from
  operations................................   $  5,434     $ 79,588      $22,438      $ 100,957         $4,174
                                               ========      =======      =======        =======       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                               AMERICAN                                 VAN ECK
                                              CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE    ALGER AMERICAN
                                               CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING        SMALL
                                             APPRECIATION      BOND      HARD ASSETS    MARKETS     CAPITALIZATION
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................                  $  3,474      $ 4,182      $    403
                                                -------      --------      -------       -------        -------
EXPENSES
Mortality and expense risks................    $  1,210           404          520           569       $  1,787
                                                -------      --------      -------       -------        -------
Net investment income (loss)...............      (1,210)        3,070        3,662          (166)        (1,787)
                                                -------      --------      -------       -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.....       9,129                      3,087                       29,556
Net realized gain (loss) from redemption of
  investment shares........................     (10,045)          211        2,905           423         (1,580)
                                                -------      --------      -------       -------        -------
Net realized gain (loss) on investments....        (916)          211        5,992           423         27,976
                                                -------      --------      -------       -------        -------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of period......................     (33,973)        2,328       12,095         4,779         (4,261)
  End of period............................     (36,283)         (971)       2,924        42,515         (2,774)
                                                -------      --------      -------       -------        -------
Net unrealized appreciation (depreciation)
  of investments during the period.........      (2,310)       (3,299)      (9,171)       37,736          1,487
                                                -------      --------      -------       -------        -------
Net realized and unrealized gain (loss) on
  investments..............................      (3,226)       (3,088)      (3,179)       38,159         29,463
                                                -------      --------      -------       -------        -------
Net increase (decrease) in net assets
  resulting from operations................    $ (4,436)     $    (18)     $   483      $ 37,993       $ 27,676
                                                =======      ========      =======       =======        =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                     MONEY                                AGGRESSIVE
                                       GROWTH       MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
 ------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income..............   $  4,691    $   19,914     $  4,201     $  1,285     $  2,864      $   1,859
Net realized gain on investments...     66,726                        502        1,777        5,256         32,031
Net unrealized appreciation
  (depreciation) of investments
  during the period................     19,531                       (135)       8,897       56,427         57,797
                                      --------    ----------     --------     --------     --------       --------
Net increase in net assets from
  operations.......................     90,948        19,914        4,568       11,959       64,547         91,687
                                      --------    ----------     --------     --------     --------       --------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........    233,478     4,304,570       71,806       26,345      168,799        208,407
Cost of insurance and
  administrative charges...........    (50,246)     (142,659)     (11,198)      (5,288)     (44,229)       (40,201)
Surrenders and forfeitures.........     (1,070)       (1,430)        (264)        (217)      (1,404)        (1,053)
Net withdrawals due to policy
  loans............................       (201)       (2,001)      (1,129)         (32)      (4,800)          (130)
Transfers between investment
  portfolios.......................     98,094    (3,328,181)      49,051       44,158       42,947        116,283
                                      --------    ----------     --------     --------     --------       --------
Net increase in net assets derived
  from policy transactions.........    280,055       830,299      108,266       64,966      161,313        283,306
                                      --------    ----------     --------     --------     --------       --------
Total increase in net assets.......    371,003       850,213      112,834       76,925      225,860        374,993
NET ASSETS
  Beginning of period..............    554,108       528,337      132,364       80,279      472,616        450,268
                                      --------    ----------     --------     --------     --------       --------
  End of period....................   $925,111    $1,378,550     $245,198     $157,204     $698,476      $ 825,261
                                      ========    ==========     ========     ========     ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                      FIDELITY                  FIDELITY                  FIDELITY
                                      EQUITY-      FIDELITY       HIGH       FIDELITY      ASSET       FIDELITY
                                       INCOME       GROWTH       INCOME      OVERSEAS     MANAGER     INDEX 500
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income..............  $  29,044    $   7,830     $ 27,814    $   8,161    $  24,539    $  12,264
Net realized gain on investments...    213,999       82,919        9,922       45,490       70,044       49,080
Net unrealized appreciation
  (depreciation) of investments
  during the period................    166,605      306,259        2,596       72,916       (9,337)     334,830
                                     ----------   ----------    --------    ----------   ----------   ----------
Net increase in net assets from
  operations.......................    409,648      397,008       40,332      126,567       85,246      396,174
                                     ----------   ----------    --------    ----------   ----------   ----------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........    703,431      888,629      164,409      276,887      116,687      815,047
Cost of insurance and
  administrative charges...........   (151,109)    (222,710)     (30,545)     (55,855)     (27,796)    (170,742)
Surrenders and forfeitures.........     (8,436)     (35,230)        (489)      (3,198)        (908)      (7,424)
Net repayments (withdrawals) due to
  policy loans.....................    (11,367)     (10,432)          44       (5,604)      (8,676)     (14,989)
Transfers between investment
  portfolios.......................    471,498      394,242      192,602      228,237       98,495      364,005
                                     ----------   ----------    --------    ----------   ----------   ----------
Net increase in net assets derived
  from policy transactions.........  1,004,017    1,014,499      326,021      440,467      177,802      985,897
                                     ----------   ----------    --------    ----------   ----------   ----------
Total increase in net assets.......  1,413,665    1,411,507      366,353      567,034      263,048    1,382,071
NET ASSETS
  Beginning of period..............  1,971,211    2,353,942      374,493      564,930      741,077    1,479,534
                                     ----------   ----------    --------    ----------   ----------   ----------
  End of period....................  $3,384,876   $3,765,449    $740,846    $1,131,964   $1,004,125   $2,861,605
                                     ==========   ==========    ========    ==========   ==========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                                                      NEUBERGER
                                                 FIDELITY                 NEUBERGER    NEUBERGER      & BERMAN
                                                INVESTMENT    FIDELITY     & BERMAN     & BERMAN       LIMITED
                                                GRADE BOND   CONTRAFUND    BALANCED      GROWTH     MATURITY BOND
                                                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..................   $  9,535    $   1,209     $  2,660     $ (1,942)     $   3,589
Net realized gain (loss) on investments.......        779       12,569        8,685       51,937           (128)
Net unrealized appreciation (depreciation) of
  investments during the period...............     (4,880)      65,810       11,093       50,962            713
                                                 --------    ----------    --------     --------       --------
Net increase in net assets from operations....      5,434       79,588       22,438      100,957          4,174
                                                 --------    ----------    --------     --------       --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...................     75,972      339,445       41,175      139,326         45,715
Cost of insurance and administrative
  charges.....................................    (12,838)     (41,770)     (15,539)     (47,427)        (5,730)
Surrenders and forfeitures....................     (2,259)        (239)        (471)      (1,902)           (68)
Net withdrawals due to policy loans...........     (1,107)      (9,025)         (31)        (347)
Transfers between investment portfolios.......     26,175      414,444       66,909       44,685        199,152
                                                 --------    ----------    --------     --------       --------
Net increase in net assets derived from policy
  transactions................................     85,943      702,855       92,043      134,335        239,069
                                                 --------    ----------    --------     --------       --------
Total increase in net assets..................     91,377      782,443      114,481      235,292        243,243
NET ASSETS
  Beginning of period.........................    155,521      268,955      164,898      538,691         49,741
                                                 --------    ----------    --------     --------       --------
  End of period...............................   $246,898    $1,051,398    $279,379     $773,983      $ 292,984
                                                 ========    ==========    ========     ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                   AMERICAN                                 VAN ECK
                                                  CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE    ALGER AMERICAN
                                                   CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING        SMALL
                                                 APPRECIATION      BOND      HARD ASSETS    MARKETS     CAPITALIZATION
                                                  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
  ------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...................    $ (1,210)     $  3,070     $   3,662     $   (166)      $ (1,787)
Net realized gain (loss) on investments........        (916)          211         5,992          423         27,976
Net unrealized appreciation (depreciation) of
  investments during the period................      (2,310)       (3,299)       (9,171)      37,736          1,487
                                                   --------      --------      --------     --------       --------
Net increase (decrease) in net assets from
  operations...................................      (4,436)          (18)          483       37,993         27,676
                                                   --------      --------      --------     --------       --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums....................     155,510        53,191        64,668      131,855        304,949
Cost of insurance and administrative charges...     (39,071)       (9,493)      (13,272)     (14,970)       (49,175)
Surrenders and forfeitures.....................      (2,165)          (97)         (244)        (104)          (736)
Net withdrawals due to policy loans............         (22)       (1,081)         (224)        (222)          (502)
Transfers between investment portfolios........      51,412        70,340        40,235      125,603        189,571
                                                   --------      --------      --------     --------       --------
Net increase in net assets derived from policy
  transactions.................................     165,664       112,860        91,163      242,162        444,107
                                                   --------      --------      --------     --------       --------
Total increase in net assets...................     161,228       112,842        91,646      280,155        471,783
NET ASSETS
  Beginning of period..........................     349,612        98,555       149,546       78,266        367,085
                                                   --------      --------      --------     --------       --------
  End of period................................    $510,840      $211,397     $ 241,192     $358,421       $838,868
                                                   ========      ========      ========     ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                     MONEY                                AGGRESSIVE
                                       GROWTH       MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......   $  5,792    $   13,514     $  4,151     $  1,675     $   (117)     $    (233)
Net realized gain on investments...     11,690                        741        2,241       18,507          7,356
Net unrealized appreciation
  (depreciation) of investments
  during the year..................     43,181                     (1,721)       1,929       35,927         18,684
                                      --------    -----------    --------      -------     --------       --------
Net increase in net assets from
  operations.......................     60,663        13,514        3,171        5,845       54,317         25,807
                                      --------    -----------    --------      -------     --------       --------
FROM VARIABLE LIFE POLICY
  TRANSACTIONS
Policyholders' net premiums........    200,633     3,426,014       62,154       30,006      253,610        181,285
Cost of insurance and
  administrative charges...........    (50,683)     (139,681)     (13,600)      (6,124)     (58,803)       (40,512)
Surrenders and forfeitures.........     (2,824)       (1,748)        (458)        (269)      (3,944)        (2,321)
Net withdrawals due to policy
  loans............................     (5,832)      (10,177)                                  (685)        (4,282)
Transfers between investment
  portfolios.......................    200,857    (3,043,148)      31,590       12,196       77,113        191,839
                                      --------    -----------    --------      -------     --------       --------
Net increase in net assets derived
  from policy transactions.........    342,151       231,260       79,686       35,809      267,291        326,009
                                      --------    -----------    --------      -------     --------       --------
Total increase in net assets.......    402,814       244,774       82,857       41,654      321,608        351,816
NET ASSETS
  Beginning of year................    151,294       283,563       49,507       38,625      151,008         98,452
                                      --------    -----------    --------      -------     --------       --------
  End of year......................   $554,108    $  528,337     $132,364     $ 80,279     $472,616      $ 450,268
                                      ========    ===========    ========      =======     ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                           FIDELITY                FIDELITY                FIDELITY
                                           EQUITY-     FIDELITY      HIGH      FIDELITY     ASSET      FIDELITY
                                            INCOME      GROWTH      INCOME     OVERSEAS    MANAGER    INDEX 500
                                          SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)............. $  (5,726)  $  (7,298)   $ 12,358    $    530    $  2,657  $   (1,245)
Net realized gain on investments.........    35,257      65,394       4,014       6,419       8,363      24,266
Net unrealized appreciation of
  investments during the year............   113,039     110,349      12,968      37,316      37,446     113,980
                                          ----------  ----------   --------    --------    --------  ----------
Net increase in net assets from
  operations.............................   142,570     168,445      29,340      44,265      48,466     137,001
                                          ----------  ----------   --------    --------    --------  ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.............. 1,064,311   1,228,372     182,867     303,606     504,956     682,499
Cost of insurance and administrative
  charges................................  (172,223)   (277,081)    (33,017)    (55,071)    (41,734)   (140,878)
Surrenders and forfeitures...............   (10,460)    (15,689)     (1,416)     (1,888)       (141)     (4,843)
Net withdrawals due to policy loans......    (8,344)     (9,629)       (352)       (538)       (107)     (4,994)
Transfers between investment
  portfolios.............................   489,521     624,149      51,297      61,872     157,808     590,621
                                          ----------  ----------   --------    --------    --------  ----------
Net increase in net assets derived from
  policy transactions.................... 1,362,805   1,550,122     199,379     307,981     620,782   1,122,405
                                          ----------  ----------   --------    --------    --------  ----------
Total increase in net assets............. 1,505,375   1,718,567     228,719     352,246     669,248   1,259,406
NET ASSETS
  Beginning of year......................   465,836     635,375     145,774     212,684      71,829     220,128
                                          ----------  ----------   --------    --------    --------  ----------
  End of year............................ $1,971,211  $2,353,942   $374,493    $564,930    $741,077  $1,479,534
                                          ==========  ==========   ========    ========    ========  ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                 FIDELITY                NEUBERGER   NEUBERGER      NEUBERGER
                                                INVESTMENT    FIDELITY    & BERMAN    & BERMAN   & BERMAN LIMITED
                                                GRADE BOND   CONTRAFUND   BALANCED     GROWTH     MATURITY BOND
                                                SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...................  $   2,947    $   (337)   $  1,346    $ (1,950)      $  2,866
Net realized gain (loss) on investments........        596       1,095      10,759      25,368            (74)
Net unrealized appreciation (depreciation) of
  investments during the year..................      1,288      15,525      (4,144)      5,800           (986)
                                                  --------    --------    --------    --------        -------
Net increase in net assets from operations.....      4,831      16,283       7,961      29,218          1,806
                                                  --------    --------    --------    --------        -------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums....................     89,577     111,330      65,215     249,358         15,412
Cost of insurance and administrative charges...    (17,945)    (11,937)    (14,582)    (59,022)        (3,100)
Surrenders and forfeitures.....................       (765)                   (265)       (619)            (8)
Net withdrawals due to policy loans............       (102)                                (27)
Transfers between investment portfolios........     19,502     128,279      35,692     105,607          3,279
                                                  --------    --------    --------    --------        -------
Net increase in net assets derived from policy
  transactions.................................     90,267     227,672      86,060     295,297         15,583
                                                  --------    --------    --------    --------        -------
Capital contribution from Providentmutual Life
  and Annuity Company of America...............                 25,000
                                                  --------    --------    --------    --------        -------
Total increase in net assets...................     95,098     268,955      94,021     324,515         17,389
NET ASSETS
  Beginning of year............................     60,423          --      70,877     214,176         32,352
                                                  --------    --------    --------    --------        -------
  End of year..................................  $ 155,521    $268,955    $164,898    $538,691       $ 49,741
                                                  ========    ========    ========    ========        =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                              VAN ECK    VAN ECK GOLD   VAN ECK    ALGER AMERICAN
                                                             WORLDWIDE   AND NATURAL    EMERGING       SMALL
                                                 TCI GROWTH     BOND      RESOURCES     MARKETS    CAPITALIZATION
                                                 SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....................  $ (1,480)   $  1,547     $    225     $     67      $   (374)
Net realized gain (loss) on investments.........    27,549         218        3,368          254           (72)
Net unrealized appreciation (depreciation) of
  investments during the year...................   (41,402)        404        6,724        4,779        (4,261)
                                                  --------     -------     --------      -------      --------
Net increase (decrease) in net assets from
  operations....................................   (15,333)      2,169       10,317        5,100        (4,707)
                                                  --------     -------     --------      -------      --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.....................   186,453      40,692       80,930       34,459       235,120
Cost of insurance and administrative charges....   (51,208)     (8,055)     (12,112)      (5,698)      (15,164)
Surrenders and forfeitures......................    (2,139)       (163)         (78)                       (57)
Net withdrawals due to policy loans.............    (1,766)
Transfers between investment portfolios.........    53,108       8,407       32,292       19,405       126,893
                                                  --------     -------     --------      -------      --------
Net increase in net assets derived from policy
  transactions..................................   184,448      40,881      101,032       48,166       346,792
                                                  --------     -------     --------      -------      --------
Capital contribution from Providentmutual Life
  and Annuity Company of America................                                          25,000        25,000
                                                  --------     -------     --------      -------      --------
Total increase in net assets....................   169,115      43,050      111,349       78,266       367,085
NET ASSETS
  Beginning of year.............................   180,497      55,505       38,197       --           --
                                                  --------     -------     --------      -------      --------
  End of year...................................  $349,612    $ 98,555     $149,546     $ 78,266      $367,085
                                                  ========     =======     ========      =======      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited)

--------------------------------------------------------------------------------

1. ORGANIZATION

     The Providentmutual Variable Life Separate Account (Separate Account) was established by Providentmutual Life and Annuity Company of America (Providentmutual) under the provisions of Delaware law and commenced operations on February 1, 1995. Providentmutual is a wholly-owned subsidiary of Provident Mutual Life Insurance Company. The Separate Account is an investment account to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies).

     The Policies are distributed principally through personal producing general agents and brokers.

     Providentmutual has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of twenty-two subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth and International Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity Equity-Income, Fidelity Growth, Fidelity High Income and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Index 500, Fidelity Investment Grade Bond and Fidelity Contrafund Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; the Neuberger & Berman Balanced, Neuberger & Berman Growth and Neuberger & Berman Limited Maturity Bond Subaccounts invest in the corresponding portfolios of the Neuberger & Berman Advisers Management Trust; the American Century VP Capital Appreciation (formerly the TCI Growth) Subaccount, invests in the corresponding portfolio of the American Century Variable Portfolios, Inc. (formerly, TCI Portfolios, Inc.); the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets (formerly Van Eck Gold and Natural Resources) and Van Eck Worldwide Emerging Markets (formerly Van Eck Emerging Markets) Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; and the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund.

     Net premiums from in-force Policies are allocated to the Subaccounts in accordance with policyholder instructions and are recorded as variable life policy transactions in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the Policies (Note 4). The Separate Account's assets are the property of Providentmutual.

     Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of Providentmutual's General Account.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

 Investment Valuation:

     Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

 Realized Gains and Losses:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

 Federal Income Taxes:

     The operations of the Separate Account are included in the Federal income tax return of Providentmutual. Under the provisions of the Policies, Providentmutual has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

 Estimates:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

     At June 30, 1997, the investments of the respective Subaccounts are as follows:
--------------------------------------------------------------------------------

                                                                                       MARKET
                                                            SHARES        COST          VALUE
------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio.......................................     51,653      $851,678      $925,111
  Money Market Portfolio.................................  1,280,779    $1,280,779    $1,280,779
  Bond Portfolio.........................................     23,154      $243,135      $245,198
  Managed Portfolio......................................      9,856      $141,447      $157,204
  Aggressive Growth Portfolio............................     34,189      $599,782      $698,476
  International Portfolio................................     58,405      $743,235      $825,261
Variable Insurance Products Fund:
  Equity-Income Portfolio................................    153,440    $3,078,239    $3,384,876
  Growth Portfolio.......................................    110,101    $3,338,805    $3,765,449
  High Income Portfolio..................................     59,601      $720,764      $740,846
  Overseas Portfolio.....................................     56,485    $1,014,923    $1,131,964
Variable Insurance Products Fund II:
  Asset Manager Portfolio................................     60,489      $970,677    $1,004,125
  Index 500 Portfolio....................................     27,616    $2,396,176    $2,861,605
  Investment Grade Bond Portfolio........................     20,853      $245,915      $246,898
  Contrafund Portfolio...................................     58,639      $970,063    $1,051,398
Neuberger & Berman Advisers Management Trust:
  Balanced Portfolio.....................................     16,850      $266,883      $279,379
  Growth Portfolio.......................................     27,901      $711,533      $773,983
  Limited Maturity Bond Portfolio........................     21,511      $292,063      $292,984
American Century Variable Portfolios, Inc.:
  American Century VP Capital Appreciation Portfolio.....     52,882      $547,123      $510,840
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio.......................     19,868      $212,368      $211,397
  Van Eck Worldwide Hard Assets Portfolio................     15,131      $238,268      $241,192
  Van Eck Worldwide Emerging Markets Portfolio...........     23,441      $315,906      $358,421
Alger American Fund:
  Alger American Small Capitalization Portfolio..........     21,221      $841,642      $838,868

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
     During the six months ended June 30, 1997 and the year ended December 31, 1996, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                           MARKET STREET FUND, INC.
     ------------------------------------------------------------------------------------------------------------------
                                                                                 MONEY MARKET
                                                    GROWTH PORTFOLIO               PORTFOLIO               BOND PORTFOLIO
     ------------------------------------------------------------------------------------------------------------------
                                                    1997        1996          1997           1996         1997        1996
     ------------------------------------------------------------------------------------------------------------------
Shares purchased.................................    17,616      22,000      3,221,700      2,343,055      10,977      8,375
Shares received from reinvestment of:
  Dividends......................................       431         464         17,195         15,339         451        433
  Capital gain distributions.....................     4,035         464
                                                   --------    --------    -----------    -----------    --------    -------
Total shares acquired............................    22,082      22,928      3,238,895      2,358,394      11,428      8,808
Total shares redeemed............................    (1,043)     (1,562)    (2,411,266)    (2,171,067)       (679)      (903)
                                                   --------    --------    -----------    -----------    --------    -------
Net increase in shares owned.....................    21,039      21,366        827,629        187,327      10,749      7,905
Shares owned, beginning of period................    30,614       9,248        453,150        265,823      12,405      4,500
                                                   --------    --------    -----------    -----------    --------    -------
Shares owned, end of period......................    51,653      30,614      1,280,779        453,150      23,154     12,405
                                                   ========    ========    ===========    ===========    ========    =======
Cost of shares acquired.......................... $ 366,515   $ 380,965   $  3,238,895   $  2,358,394   $ 119,581   $ 93,373
                                                   ========    ========    ===========    ===========    ========    =======
Cost of shares redeemed.......................... $  15,043   $  21,332   $  2,411,266   $  2,171,067   $   6,612   $  8,795
                                                   ========    ========    ===========    ===========    ========    =======

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                             MARKET STREET FUND, INC.
    ------------------------------------------------------------------------------------------------------------------
                                                         MANAGED PORTFOLIO      AGGRESSIVE GROWTH         INTERNATIONAL
                                                                                    PORTFOLIO               PORTFOLIO
    ------------------------------------------------------------------------------------------------------------------
                                                          1997       1996       1997        1996        1997        1996
    ------------------------------------------------------------------------------------------------------------------
Shares purchased.......................................    4,599      2,833      10,227      17,269      23,872      26,818
Shares received from reinvestment of:
  Dividends............................................      107        131         247         105         306          95
  Capital gain distributions...........................       44        117          49       1,071       2,397         390
                                                         -------    -------    --------    --------    --------    --------
Total shares acquired..................................    4,750      3,081      10,523      18,445      26,575      27,303
Total shares redeemed..................................     (362)      (335)     (1,853)     (1,615)     (1,747)     (1,383)
                                                         -------    -------    --------    --------    --------    --------
Net increase in shares owned...........................    4,388      2,746       8,670      16,830      24,828      25,920
Shares owned, beginning of period......................    5,468      2,722      25,519       8,689      33,577       7,657
                                                         -------    -------    --------    --------    --------    --------
Shares owned, end of period............................    9,856      5,468      34,189      25,519      58,405      33,577
                                                         =======    =======    ========    ========    ========    ========
Cost of shares acquired................................ $ 72,365   $ 43,739   $ 200,057   $ 310,897   $ 337,712   $ 348,283
                                                         =======    =======    ========    ========    ========    ========
Cost of shares redeemed................................ $  4,337   $  4,014   $  30,624   $  25,216   $  20,516   $  15,164
                                                         =======    =======    ========    ========    ========    ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                              VARIABLE INSURANCE PRODUCTS FUND
       ------------------------------------------------------------------------------------------------------------------
                             EQUITY-INCOME PORTFOLIO        GROWTH PORTFOLIO        HIGH INCOME PORTFOLIO    OVERSEAS PORTFOLIO
       ------------------------------------------------------------------------------------------------------------------
                               1997          1996          1997          1996         1997        1996        1997        1996
       ------------------------------------------------------------------------------------------------------------------
Shares purchased..........       55,608        72,214        33,406        53,882      33,125      17,623      24,753      18,466
Shares received from
  reinvestment of:
  Dividends...............        1,879            42           536            73       2,488       1,213         604         157
  Capital gain
    distributions.........        9,447         1,207         2,400         1,829         307         237       2,403         171
                             ----------    ----------    ----------    ----------    --------    --------    --------    --------
Total shares acquired.....       66,934        73,463        36,342        55,784      35,920      19,073      27,760      18,794
Total shares redeemed.....       (7,227)       (3,904)       (1,833)       (1,951)     (6,230)     (1,259)     (1,261)     (1,282)
                             ----------    ----------    ----------    ----------    --------    --------    --------    --------
Net increase in shares
  owned...................       59,707        69,559        34,509        53,833      29,690      17,814      26,499      17,512
Shares owned, beginning of
  period..................       93,733        24,174        75,592        21,759      29,911      12,097      29,986      12,474
                             ----------    ----------    ----------    ----------    --------    --------    --------    --------
Shares owned, end of
  period..................      153,440        93,733       110,101        75,592      59,601      29,911      56,485      29,986
                             ==========    ==========    ==========    ==========    ========    ========    ========    ========
Cost of shares acquired...  $ 1,376,325   $ 1,456,815   $ 1,154,710   $ 1,652,672   $ 435,809   $ 229,442   $ 514,166   $ 334,188
                             ==========    ==========    ==========    ==========    ========    ========    ========    ========
Cost of shares redeemed...  $   129,265   $    64,479   $    49,462   $    44,454   $  72,052   $  13,691   $  20,048   $  19,258
                             ==========    ==========    ==========    ==========    ========    ========    ========    ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                         VARIABLE INSURANCE PRODUCTS FUND II
  ------------------------------------------------------------------------------------------------------------------
                                 ASSET MANAGER             INDEX 500                                    CONTRAFUND
                                   PORTFOLIO               PORTFOLIO              INVESTMENT             PORTFOLIO
                                                                                  GRADE BOND
                                                                                   PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------
                                1997       1996        1997         1996        1997       1996       1997       1996
  ------------------------------------------------------------------------------------------------------------------
Shares purchased............    13,050     40,738       10,878       15,023      8,963      8,553     43,680     17,029
Shares received from
  reinvestment of:
  Dividends.................     1,757        303          204           35        866        288        175
  Capital gain
    distributions...........     4,410        251          414           91                              465
                              --------   --------   ----------   ----------   --------   --------   --------   --------
Total shares acquired.......    19,217     41,292       11,496       15,149      9,829      8,841     44,320     17,029
Total shares redeemed.......    (2,501)    (2,068)        (480)      (1,457)    (1,682)      (977)    (1,922)      (788)
                              --------   --------   ----------   ----------   --------   --------   --------   --------
Net increase in shares
  owned.....................    16,716     39,224       11,016       13,692      8,147      7,864     42,398     16,241
Shares owned, beginning of
  period....................    43,773      4,549       16,600        2,908     12,706      4,842     16,241
                              --------   --------   ----------   ----------   --------   --------   --------   --------
Shares owned, end of
  period....................    60,489     43,773       27,616       16,600     20,853     12,706     58,639     16,241
                              ========   ========   ==========   ==========   ========   ========   ========   ========
Cost of shares acquired.....  $310,462   $660,528   $1,081,775   $1,241,314   $115,166   $104,740   $744,543   $265,037
                              ========   ========   ==========   ==========   ========   ========   ========   ========
Cost of shares redeemed.....  $ 38,077   $ 28,726   $   34,534   $   95,888   $ 18,909   $ 10,930   $ 27,910   $ 11,607
                              ========   ========   ==========   ==========   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                            NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST                          AMERICAN
                                                                                                              CENTURY VARIABLE
                                                                                                              PORTFOLIOS, INC.
       ---------------------------------------------------------------------------------------------------------------------------
                                BALANCED PORTFOLIO         GROWTH PORTFOLIO         LIMITED MATURITY              AMERICAN
                                                                                     BOND PORTFOLIO              CENTURY VP
                                                                                                                  CAPITAL
                                                                                                           APPRECIATION PORTFOLIO
       ---------------------------------------------------------------------------------------------------------------------------
                                1997         1996         1997         1996         1997         1996        1997         1996
       ---------------------------------------------------------------------------------------------------------------------------
Shares purchased.............     7,441        6,369        6,185       12,912       17,885       1,441       22,118       20,034
Shares received from
 reinvestment of:
 Dividends...................       207          119                         4          290         219
 Capital gain
   distributions.............       531          665        1,968          855                                 1,032        2,166
                               --------     --------     --------     --------     --------     -------     --------     --------
Total shares acquired........     8,179        7,153        8,153       13,771       18,175       1,660       23,150       22,200
Total shares redeemed........    (1,687)        (841)      (1,148)      (1,157)        (204)       (319)      (4,410)      (3,025)
                               --------     --------     --------     --------     --------     -------     --------     --------
Net increase in shares
 owned.......................     6,492        6,312        7,005       12,614       17,971       1,341       18,740       19,175
Shares owned, beginning of
 period......................    10,358        4,046       20,896        8,282        3,540       2,199       34,142       14,967
                               --------     --------     --------     --------     --------     -------     --------     --------
Shares owned, end of
 period......................    16,850       10,358       27,901       20,896       21,511       3,540       52,882       34,142
                               ========     ========     ========     ========     ========     =======     ========     ========
Cost of shares acquired...... $ 129,899    $ 110,480    $ 212,859    $ 342,933    $ 245,421    $ 22,893    $ 217,509    $ 239,141
                               ========     ========     ========     ========     ========     =======     ========     ========
Cost of shares redeemed...... $  26,511    $  12,315    $  28,529    $  24,218    $   2,891    $  4,518    $  53,971    $  28,624
                               ========     ========     ========     ========     ========     =======     ========     ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------


                                                                                                               ALGER AMERICAN
                                            VAN ECK WORLDWIDE INSURANCE TRUST                                       FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                               ALGER AMERICAN
                                                                                    VAN ECK WORLDWIDE              SMALL
                                 VAN ECK WORLDWIDE        VAN ECK WORLDWIDE         EMERGING MARKETS           CAPITALIZATION
                                  BOND PORTFOLIO        HARD ASSETS PORTFOLIO           PORTFOLIO                PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                 1997         1996        1997         1996         1997         1996        1997         1996
---------------------------------------------------------------------------------------------------------------------------------
Shares purchased..............    11,836       4,129        6,465        6,863       17,300       6,457       13,534        9,023
Shares received from
 reinvestment of:
 Dividends....................       329         174          263           35           30          11
 Capital gain distributions...                                194           35                                   790
                                --------     -------     --------     --------     --------     -------     --------     --------
Total shares acquired.........    12,165       4,303        6,922        6,933       17,330       6,468       14,324        9,023
Total shares redeemed.........    (1,176)       (406)        (735)        (638)        (155)       (202)      (2,076)         (50)
                                --------     -------     --------     --------     --------     -------     --------     --------
Net increase in shares
 owned........................    10,989       3,897        6,187        6,295       17,175       6,266       12,248        8,973
Shares owned, beginning of
 period.......................     8,879       4,982        8,944        2,649        6,266                    8,973
                                --------     -------     --------     --------     --------     -------     --------     --------
Shares owned, end of period...    19,868       8,879       15,131        8,944       23,441       6,266       21,221        8,973
                                ========     =======     ========     ========     ========     =======     ========     ========
Cost of shares acquired....... $ 128,254    $ 46,831    $ 109,577    $ 112,234    $ 244,121    $ 75,703    $ 554,655    $ 373,537
                                ========     =======     ========     ========     ========     =======     ========     ========
Cost of shares redeemed....... $  12,113    $  4,185    $   8,760    $   7,609    $   1,702    $  2,216    $  84,359    $   2,191
                                ========     =======     ========     ========     ========     =======     ========     ========

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements (unaudited) -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

     Providentmutual makes certain deductions from premiums before amounts are allocated to each Subaccount selected by the policyholder. The deductions may include (1) state premium taxes, (2) sales charges and (3) Federal tax charges. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

     In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by Providentmutual. The charge is deducted at an annual rate of 0.65% of the average daily net assets of the Separate Account. This charge may be increased, but in no event will it be greater than 0.90% of the average daily net assets of the Separate Account.

     The Separate Account is also charged monthly by Providentmutual for the cost of insurance protection. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. Additional monthly deductions may be made for (1) administrative charges, (2) minimum death benefit charges, (3) first year policy charges and (4) supplementary charges. See original policy documents for additional monthly charges. These charges are included in the statements of changes in net assets.

     During any given policy year, the first four transfers by a policyholder of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. No transfer fees were incurred during the six months ended June 30, 1997 or the year ended December 31, 1996.

     The Policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus certain deductions made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

     If a policy is surrendered or lapses within the first ten policy years, a contingent deferred sales load charge and/or contingent deferred administrative charge are assessed. A deferred sales charge will be imposed if a policy is surrendered or lapses at any time within ten years after the effective date of an increase in face amount. A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within ten years after such increase took effect. These charges are recorded as administrative charges in the statements of changes in net assets.

--------------------------------------------------------------------------------
The Providentmutual Variable Life Separate Account of Providentmutual Life and Annuity Company of America
Supplementary Information (unaudited)

--------------------------------------------------------------------------------

     The table below shows the net rates of return for the Subaccounts. The net rate of return is applicable to net assets for a variable life policy whose policy year commences with the beginning date of the year shown and is not based on the average net assets in the Subaccounts during the year.

     The performance for each Subaccount is shown as the net rate of return which reflects the Subaccounts' investment income and capital gains and losses, realized or unrealized, less charges against the Subaccounts' assets for the year shown.
--------------------------------------------------------------------------------

                                                         MONEY
                                         GROWTH          MARKET          BOND           MANAGED
-----------------------------------------------------------------------------------------------
PLACA OPTIONSVL
For the six months ended:
  June 30,1997........................   12.92%           2.24%           2.13%          11.11%
For the year ended:
  December 31, 1996...................   18.79%           4.51%           2.28%          11.22%
  December 31, 1995...................   23.66%(3)        4.28%(4)       13.42%(5)       14.12%(6)
PLACA SURVIVOR OPTIONSVL
For the six months ended:
  June 30,1997........................    6.53%(13)       2.00%(14)      0.61%(13)       --

--------------------------------------------------------------------------------

                                                      FIDELITY                            NEUBERGER
                                   FIDELITY          INVESTMENT          FIDELITY         & BERMAN
                                   INDEX 500         GRADE BOND         CONTRAFUND        BALANCED
---------------------------------------------------------------------------------------------------
PLACA OPTIONSVL
For the six months ended:
  June 30,1997..................     19.82%              2.48%             11.27%           10.91%
For the year ended:
  December 31, 1996.............     22.02%              2.51%              9.53%(1)         6.19%
  December 31, 1995.............     25.79%(5)          12.27%(10)         --                8.29%(11)
PLACA SURVIVOR OPTIONSVL
For the six months ended:
  June 30,1997..................      9.79%(13)          2.91%(19)          8.24%(20)        5.98%(16)

The net rate of return was calculated from the date policyholder funds were first allocated to the Subaccount referenced above as follows: (1) May 23, 1996,
(2) June 20, 1996, (3) March 2, 1995, (4) February 15, 1995, (5) March 16, 1995,
(6) April 24, 1995, (7) March 7, 1995, (8) March 6, 1995, (9) March 24, 1995,
(10) March 21, 1995, (11) June 7, 1995, (12) April 25, 1995, (13) February 14,
1997, (14) January 18, 1997, (15) May 24, 1997, (16) February 2, 1997, (17)
April 9, 1997, (18) May 20, 1997, (19) April 15, 1997 and (20) March 5, 1997.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     FIDELITY                  FIDELITY                  FIDELITY
    AGGRESSIVE                       EQUITY-      FIDELITY       HIGH       FIDELITY      ASSET
      GROWTH       INTERNATIONAL      INCOME       GROWTH       INCOME      OVERSEAS     MANAGER
------------------------------------------------------------------------------------------------
       11.23%           13.49%         16.02%       13.46%        7.36%       16.06%     10.85%
       20.13%           10.17%         13.54%       13.96%       13.29%       12.48%     13.86%
        7.98%(3)        12.31%(7)      27.36%(3)    31.48%(3)    14.92%(8)    11.29%(7)  14.60%(9)
        4.33%(15)       12.23%(13)     11.33%(16)    7.59%(16)    7.65%(17)   13.07%(13)  3.54%(18)

--------------------------------------------------------------------------------

                    NEUBERGER         AMERICAN                                      VAN ECK          ALGER
    NEUBERGER       & BERMAN         CENTURY VP       VAN ECK        VAN ECK       WORLDWIDE        AMERICAN
    & BERMAN         LIMITED          CAPITAL        WORLDWIDE      WORLDWIDE      EMERGING          SMALL
     GROWTH       MATURITY BOND     APPRECIATION       BOND        HARD ASSETS      MARKETS      CAPITALIZATION
---------------------------------------------------------------------------------------------------------------
       16.80%          2.63%            (3.77)%         (1.19)%        (0.62)%        22.48%            0.32%
        8.43%          3.62%            (4.95)%          1.86%         17.27%          8.61%(2)       (10.72)%(1)
       22.72%(3)       7.06%(5)         28.43%(3)        7.35%(5)       5.60%(12)     --             --
        5.78%(13)      1.63%(13)         0.56%(20)       2.46%(19)    --               9.07%(20)        0.06%(13)

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                  SEMI-ANNUAL REPORT
                                                  June 30, 1997
                                                  ----------------------------------------------
[LOGO]                                            PROVIDENTMUTUAL LIFE
                                                  AND ANNUITY COMPANY
Variable Life Insurance policies issued by        OF AMERICA, A STOCK LIFE
Providentmutual are distributed by 1717           INSURANCE COMPANY
Capital Management Company, Wilmington,           PROVIDENTMUTUAL VARIABLE
DE, a registered broker-dealer.                   LIFE SEPARATE ACCOUNT
                                                  MARKET STREET FUND, INC.
This Report has been prepared for                 VARIABLE LIFE INSURANCE POLICIES
policyholders. It is not authorized for other     ----------------------------------------------
distribution unless preceded or
accompanied by an effective prospectus.

Form 16072  6.97
                             ---------------
                                BULK RATE
                              U.S. POSTAGE
                                   PAID
                             WILMINGTON, DE
                             PERMIT NO. 1387
                             ---------------
